Summary of Significant Accounting Policies - Schedule of Exchange Rates of Russian Ruble to Each Respective Currency (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
US Dollar [member]
Disclosure of significant accounting policies [line items]
Average exchange rate	58.3529	67.0349
Exchange rates	57.6002	60.6569
Euro [member]
Disclosure of significant accounting policies [line items]
Average exchange rate	65.9014	74.2310
Exchange rates	68.8668	63.8111
Kazakhstan Tenge (100) [member]
Disclosure of significant accounting policies [line items]
Average exchange rate	17.8959	19.5980
Exchange rates	17.3184	18.1637
Belarussian Ruble [member]
Disclosure of significant accounting policies [line items]
Average exchange rate	30.2125	33.7165
Exchange rates	29.1013	30.9474
Moldovan Leu (10) [member]
Disclosure of significant accounting policies [line items]
Average exchange rate	31.6871	33.6961
Exchange rates	33.6548	30.5269
New Romanian Leu [member]
Disclosure of significant accounting policies [line items]
Average exchange rate	14.4216	16.5315
Exchange rates	14.7822	14.0722